As filed with the Securities and Exchange Commission on August 10, 2015

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 54     ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 21, 2015, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 21, 2015, the effectiveness of the Registration Statement for Eccles Street Event Driven Opportunities ETF filed in Post-Effective Amendment No. 22 on January 9, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0000891092-15-000209) (referred to herein as “PEA No. 22”), the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, filed on March 25, 2015, Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed on March 27, 2015, Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2015, Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, filed on May 14, 2015 and Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, filed on May 29, 2015.

This Post-Effective Amendment No. 53 incorporates by reference the information contained in Parts A, B and C of PEA No. 22.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of August, 2015.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

	Name	Title	Date
	/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	August 10, 2015
	/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	August 10, 2015
	/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	August 10, 2015
	/s/ James Simpson* James Simpson	Trustee	August 10, 2015
	/s/ Robert S. Tull* Robert S. Tull	Trustee	August 10, 2015
* By:	/s/ William J. Smalley		August 10, 2015
William J. Smalley, Attorney-in-fact

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